Current provisions and other current liabilities	12 Months Ended
Dec. 31, 2020
Current provisions and other current liabilities
Current provisions and other current liabilities

12. Current provisions and other current liabilities

Current provisions

The following table shows a reconciliation of the current provisions for 2020:

Development of current provisions

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation
	2020	translation	group	Utilized	Reversed	Additions	Reclassifications	December 31, 2020

Self-insurance programs	219,866	(18,963)	—	—	(101,497)	107,023	—	206,429
Personnel expenses	90,526	(3,459)	(1,226)	(77,774)	(8,092)	29,166	26,124	55,265
Risk of lawsuit	20,981	(1,992)	204	(531)	(111)	5,998	(159)	24,390
Other current provisions	40,683	(1,778)	545	(8,716)	(5,732)	12,912	(160)	37,754
Current provisions	372,056	(26,192)	(477)	(87,021)	(115,432)	155,099	25,805	323,838

Self-insurance programs

See note 2 d).

Personnel expenses

Personnel expenses mainly refer to provisions for share-based plans, the current portion of the provisions for accrued severance payments and provisions for jubilee payments. As at December 31, 2020 and 2019 the provisions for share-based plans amounted to €26,876 and €63,447, respectively. See note 20.

Risk of lawsuit

See note 22.

Other current provisions

The item “Other current provisions” in the table above includes provisions for warranties, physician compensation and return of goods.

Other current liabilities

As at December 31, 2020 and 2019 other current liabilities consisted of the following:

Other current liabilities

in € THOUS

	2020	2019

Personnel liabilities	732,771	647,508
Put option liabilities	645,784	654,963
Contract liabilities	571,420	22,795
Unapplied cash and receivable credits	495,962	482,682
Invoices outstanding	180,227	178,209
VAT and other (non-income) tax liabilities	113,595	104,388
Interest liabilities	73,140	73,593
Derivatives	40,923	13,246
Deferred Income	34,885	8,145
Bonuses, commissions	32,971	27,510
Legal matters, advisory and audit fees	31,902	27,979
Variable payments outstanding for acquisitions	19,313	34,253
Other liabilities	220,345	216,923
Other current liabilities	3,193,238	2,492,194

Personnel liabilities

The personnel liabilities mainly refer to liabilities for wages and salaries, bonuses and vacation payments.

Contract liabilities

The Company received advance payments under the CMS Accelerated and Advance Payment program which are recorded as contract liability upon receipt and recognized as revenue when the respective services are provided. For additional information on the advanced payments, see note 4 i) above.

Contract liabilities also relate to advance payments from customers and to sales of dialysis machines where revenue is recognized upon installation and provision of the necessary technical instructions whereas a receivable is recognized once the machine is billed to the customer.

Other liabilities

The item “Other liabilities” in the table above includes the current portion of pension liabilities as well as liabilities for insurance premiums.